Stockholders' Equity (Details) - Schedule of options granted, exercised, forfeited and outstanding - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2021 –Warrants [Member]
Stockholders' Equity (Details) - Schedule of options granted, exercised, forfeited and outstanding [Line Items]
Number of Warrants,Outstanding beginning	1,382,441
Weighted Average Exercise Price,Outstanding beginning	0.01
Weighted Average Exercise Price,Granted (in Dollars per share)	$ 5.78
Number of Warrants,Granted	13,419,565
Weighted Average Exercise Price,Exercised (in Dollars per share)
Number of Warrants,Exercised
Weighted Average Exercise Price,Forfeited (in Dollars per share)
Number of Warrants,Forfeited
Number of Warrants,Outstanding ending	1,480,157	1,382,441
Weighted Average Exercise Price,Outstanding ending	5.18	0.01
Number of Warrants,Exercisable	1,480,157
Number of Warrants,Available for issuance
2020 –Warrants [Member]
Stockholders' Equity (Details) - Schedule of options granted, exercised, forfeited and outstanding [Line Items]
Number of Warrants,Outstanding beginning	1,542,445	89,996
Weighted Average Exercise Price,Outstanding beginning	0.01	0.01
Weighted Average Exercise Price,Granted (in Dollars per share)		$ 0.01
Number of Warrants,Granted		12,452,449
Weighted Average Exercise Price,Exercised (in Dollars per share)
Number of Warrants,Exercised
Weighted Average Exercise Price,Forfeited (in Dollars per share)
Number of Warrants,Forfeited
Number of Warrants,Outstanding ending		1,542,445
Weighted Average Exercise Price,Outstanding ending		0.01
Number of Warrants,Exercisable		89,996
Number of Warrants,Available for issuance
2021 –Stock Options [Member]
Stockholders' Equity (Details) - Schedule of options granted, exercised, forfeited and outstanding [Line Items]
Number of Options,Outstanding beginning	1,250,000
Weighted Average Exercise Price,Outstanding beginning (in Dollars per share)	$ 0.01
Number of Options,Granted	200,000
Weighted Average Exercise Price,Granted (in Dollars per share)	$ 0.01
Number of Options,Exercised
Weighted Average Exercise Price,Exercised (in Dollars per share)
Number of Options,Forfeited
Weighted Average Exercise Price,Forfeited (in Dollars per share)
Number of Options,Outstanding ending	1,450,000	1,250,000
Weighted Average Exercise Price,Outstanding ending (in Dollars per share)	$ 0.01	$ 0.01
Number of Options,Exercisable	1,450,000
Number of Options,Available for issuance	550,000
2020 –Stock Options [Member]
Stockholders' Equity (Details) - Schedule of options granted, exercised, forfeited and outstanding [Line Items]
Number of Options,Outstanding beginning	1,250,000
Weighted Average Exercise Price,Outstanding beginning (in Dollars per share)	$ 0.01	$ 0.01
Number of Options,Granted		1,250,000
Weighted Average Exercise Price,Granted (in Dollars per share)		$ 0.01
Number of Options,Exercised
Weighted Average Exercise Price,Exercised (in Dollars per share)
Number of Options,Forfeited
Weighted Average Exercise Price,Forfeited (in Dollars per share)
Number of Options,Outstanding ending		1,250,000
Weighted Average Exercise Price,Outstanding ending (in Dollars per share)		$ 0.01
Number of Options,Exercisable		1,250,000
Number of Options,Available for issuance		750,000